Going Concern and Significant Accounting Policies (Details Narrative) (USD $)	3 Months Ended		12 Months Ended		70 Months Ended	73 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2013
Net loss	$ (256,649)	$ (269,618)	$ (1,081,699)	$ (898,473)	$ (2,175,151)	$ (2,431,800)
Cash equivalents	0					0
Warrants and options excluded from calculation			2,175,000
Working capital deficit	(503,244)			492,581		(503,244)
Impairment loss			106,000
Revenues	$ 0
Warrant [Member]
Warrants and options excluded from calculation	2,145,000	0
Options [Member]
Warrants and options excluded from calculation	360,000	5,195,000
Warrant [Member]
Warrants and options excluded from calculation				1,690,000
Options [Member]
Warrants and options excluded from calculation				360,000